Other Intangible Assets - Schedule of Amortisation and Impairment Losses, Net of Reversals (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	£ 902	£ 934	£ 796
Impairment of intangible assets, net of reversals	134	690	£ 22
Cost of sales [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	593	578
Impairment of intangible assets, net of reversals	69	400
Selling general and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	178	116
Impairment of intangible assets, net of reversals	19	2
Research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	131	240
Impairment of intangible assets, net of reversals	£ 46	£ 278